Cash and Cash Equivalents and Short-Term Financial Assets	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents [abstract]
Cash and Cash Equivalents and Short-Term Financial Assets
14.
CASH AND CASH EQUIVALENTS AND SHORT-TERM FINANCIAL ASSETS

Cash and cash equivalents consist primarily of cash balances held at banks and in the currencies:

in CHF thousands	Cash and cash equivalents		Short-term financial assets
by currency	As of December 31, 2023	As of December 31, 2022	As of December 31, 2023	As of December 31, 2022
Swiss Franc	19,144	7,216	33,532	-
US Dollar	16,610	9,741	15,148	-
Euro	2,020	2,350	4,644	-
Iceland Krona	542	383	-	-
Other	11	96	-	-
Total	38,327	19,786	53,324	-

Short-term financial assets consist of fixed term bank deposits with maturities between three and six months.